Digital Assets - Schedule of Digital Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Company’s RAIN Digital Asset Holdings [Abstract]
RAIN digital assets – current	$ 24,273
RAIN digital assets – noncurrent	582,508
Total RAIN digital assets	$ 606,781